Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding for Basic and Diluted Earnings Per Share
The weighted-average number of common shares outstanding for basic and diluted earnings per share purposes is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Weighted-average number of common shares outstanding — basic	38,279	37,802	37,366
Common stock equivalents	—	159	77
Weighted-average number of common shares outstanding — diluted	38,279	37,961	37,443

Antidilutive Potential Common Shares Resulting from Reasons Other Than Net Loss Incurred Excluded from the Diluted Earnings Per Share Computation
The following potential common shares were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2011	2010	2009
Stock options	3,400	3,766	3,872
Non-vested shares, restricted stock units, and stock-settled phantom stock units	430	621	1,151
Convertible debt	1,909	6,126	6,126